13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2006

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Chief Compliance Officer
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      May 9, 2006

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	75
Form 13F Information Table Value Total: 	$326344

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     8678   204340 SH       SOLE                   204340
American International Group   COM              026874107    11559   174896 SH       SOLE                   174896
Amgen                          COM              031162100      337     4631 SH       SOLE                     4631
Anadarko Petroleum Corp        COM              032511107    11713   115963 SH       SOLE                   115963
Applied Materials              COM              038222105     6695   382366 SH       SOLE                   382366
Automatic Data Processing      COM              053015103     8226   180083 SH       SOLE                   180083
Bank of America Corp           COM              060505104      325     7138 SH       SOLE                     7138
Berkshire Hathaway Inc Cl A    CL A             084670108     2259       25 SH       SOLE                       25
BP Plc Spon Adr                SPONSORED ADR    055622104      248     3596 SH       SOLE                     3596
Cadbury Schweppes ADR F        ADR              127209302     9007   225165 SH       SOLE                   225165
Chevron Texaco Corp            COM              166764100      411     7091 SH       SOLE                     7091
Cisco Systems Inc.             COM              17275r102     7120   328584 SH       SOLE                   328584
Citigroup Inc                  COM              172967101     9129   193283 SH       SOLE                   193283
Cohen & Steers Slct Util Fd    COM              19248a109      529    25889 SH       SOLE                    25889
Colgate Palmolive              COM              194162103      217     3795 SH       SOLE                     3795
Comcast Corp Special Cl A      CL A SPL         20030n200     9650   369451 SH       SOLE                   369451
Costco                         COM              22160k105      366     6758 SH       SOLE                     6758
Devin Energy Corp              COM              25179m103     8397   137270 SH       SOLE                   137270
Diageo ADR                     SPON ADR NEW     25243q205    10815   170503 SH       SOLE                   170503
Discovery Holding Co  A        CL A COM         25468y107      946    63097 SH       SOLE                    63097
Dreman/Claymore Dvd & Inc Fd   COM              26153r100      747    39759 SH       SOLE                    39759
Edison International           COM              281020107     1265    30708 SH       SOLE                    30708
Evergreen Managed Income Fund  COM              30024y104     3025   186480 SH       SOLE                   186480
Exxon Corp                     COM              30231g102     1275    20957 SH       SOLE                    20957
Fannie Mae                     COM              313586109     6660   129574 SH       SOLE                   129574
Fiduciary Claymore Dynm EQ F   COM              31647t100      329    17688 SH       SOLE                    17688
Fifth Third Bancorp            COM              316773100     6241   158574 SH       SOLE                   158574
First Data Corporation         COM              319963104    10026   214136 SH       SOLE            	    214136
Freddie Mac                    COM              313400301    12460   204258 SH       SOLE                   204258
General Electric Company       COM              369604103     8187   235383 SH       SOLE                   235383
Goldman Sachs Group Inc        COM              38141g104    11158    71087 SH       SOLE                    71087
Home Depot Inc                 COM              437076102     9869   233309 SH       SOLE                   233309
Int'l Business Machines Corp   COM              459200101      388     4706 SH       SOLE                     4706
Intel Corp.                    COM              458140100      328    16862 SH       SOLE                    16862
Interdigital comm Corp         COM              45866a105      245    10000 SH       SOLE                    10000
International Game Technology  COM              459902102     7097   201514 SH       SOLE                   201514
Johnson & Johnson              COM              478160104      543     9170 SH       SOLE                     9170
JPMorgan Chase                 COM              46625h100      423    10159 SH       SOLE                    10159
Liberty Media - A              CL A             530718105     6659   811072 SH       SOLE                   811072
Microsoft Corp.                COM              594918104    13587   499349 SH       SOLE                   499349
National Oilwell Varco Inc     COM              637071101     5737    89480 SH       SOLE                    89480
Neuberger Berman CA Int Mun    COM              64123c101      373    27200 SH       SOLE                    27200
Novartis AG ADR                SPONSORED ADR   	66987V109     8920   160896 SH       SOLE                   160896
Nuveen CA Muni Value Fund      COM              67062c107     1891   193800 SH       SOLE                   193800
Nuveen CA Municipal Market Opp COM              67062u107      191    12600 SH       SOLE                    12600
Nuveen CA Qlty Incm Mun        COM              670985100      229    15000 SH       SOLE                    15000
Nuveen Invmt Quality Muni Fd   COM              67062e103      208    13750 SH       SOLE                    13750
Nuveen Muni Advg Inc Fund      COM              67062H106      213    13750 SH       SOLE                    13750
Nuveen Muni Mkt Opportunity Fd COM              67062w103      201    13750 SH       SOLE                    13750
Nuveen Quality Income Muni Fd  COM              670977107      262    17600 SH       SOLE                    17600
Nuveen Select Quality Muni Fd  COM              670973106      213    13750 SH       SOLE                    13750
Nuveen Select Tax Free Inc PortSH BEN INT       67063c106     1452   108571 SH       SOLE                   108571
Oracle Corp                    COM              68389x105      638    46599 SH       SOLE                    46599
Pepsico Inc                    COM              713448108     9814   169821 SH       SOLE                   169821
Pfizer Inc.                    COM              717081103     8495   340910 SH       SOLE                   340910
Pimco CA Municipal Inc Fd III  COM              72201c109      239    15000 SH       SOLE                    15000
Pimco Floating Rate Strtgy F   COM              72201j104     2149   112918 SH       SOLE                   112918
Pimco High Income Fund         COM              722014107     2321   154016 SH       SOLE                   154016
Procter& Gamble Co             COM              742718109      356     6184 SH       SOLE                     6184
Qualcomm Inc                   COM              747525103    30518   603005 SH       SOLE                   603005
Radica Games LTD               ORD              G7342h107      437    45536 SH       SOLE                    45536
Samaritan Pharimaceuticals     COM              79586q108       38    53500 SH       SOLE                    53500
Sclumberger LTD.               COM              806857108      273     2160 SH       SOLE                     2160
Smith International            COM              832110100     1032    26495 SH       SOLE                    26495
Southern Company               COM              842587107      262     8000 SH       SOLE                     8000
Sysco Corporation              COM              871829107      202     6288 SH       SOLE                     6288
Time Warner Inc                COM              887317105      221    13140 SH       SOLE                    13140
Tribune Co                     COM              896047107     5635   205450 SH       SOLE                   205450
Verizon Communication          COM              92343v104      374    10985 SH       SOLE                    10985
Wal Mart Stores Inc            COM              931142103    10050   212739 SH       SOLE                   212739
Walt Disney Co                 COM DISNEY       254687106     7061   253156 SH       SOLE                   253156
Washington Mutual Inc          COM              939322103    10234   240117 SH       SOLE                   240117
Washington Post Cl B           CL B             939640108      780     1004 SH       SOLE                     1004
Waste Management Inc           COM              94106l109     7901   223824 SH       SOLE                   223824
Wells Fargo & Company          COM              949746fa4      285     4463 SH       SOLE                     4463